Debt, Revolving Credit Facilities (Details) - USD ($)			3 Months Ended		12 Months Ended
		Nov. 18, 2014	Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Credit Facility
Total Capacity			$ 5,091,000,000		$ 5,729,000,000
Amount borrowed as of December 31, 2014			235,000,000		260,000,000
Outstanding Letters of Credit			293,000,000		1,047,000,000
Available Capacity			4,563,000,000		4,422,000,000
Tesoro Corporation Revolving Credit Facility
Credit Facility
Total Capacity			2,156,000,000	[1]	2,794,000,000	[2]
Amount borrowed as of December 31, 2014			0	[1]	0	[2]	$ 0
Outstanding Letters of Credit			237,000,000	[1]	551,000,000	[2]
Available Capacity			$ 1,919,000,000	[1]	$ 2,243,000,000	[2]
Expiration			Nov. 18, 2019	[1]	Nov. 18, 2019	[2]
Total available capacity			$ 3,000,000,000		$ 3,000,000,000
30 day Eurodollar (LIBOR) Rate	[3]				0.17%
Eurodollar Margin	[3]				1.50%
Base Rate	[3]				3.25%
Base Rate Margin	[3]				0.50%
Commitment Fee (unused portion)			0.375%	[4]	0.375%	[3]
Omnibus Amendment agreement date		Nov. 18, 2014
Unused credit availability, percentage			89.00%		80.00%
TLLP Revolving Credit Facility
Credit Facility
Total Capacity			$ 900,000,000		$ 900,000,000
Amount borrowed as of December 31, 2014			235,000,000		260,000,000		0
Outstanding Letters of Credit			0		0
Available Capacity			$ 665,000,000		$ 640,000,000
Expiration			Dec. 02, 2019		Dec. 02, 2019
Total available capacity			$ 1,500,000,000		$ 1,500,000,000
30 day Eurodollar (LIBOR) Rate	[5]				0.17%
Eurodollar Margin	[5]				2.75%
Base Rate	[5]				3.25%
Base Rate Margin	[5]				1.75%
Commitment Fee (unused portion)			0.50%	[6]	0.50%	[5]
Unused credit availability, percentage			74.00%		71.00%
Weighted average interest rate			2.67%		2.92%
Term Loan Facility
Credit Facility
Total Capacity			$ 398,000,000
Amount borrowed as of December 31, 2014					$ 398,000,000		$ 398,000,000
Expiration			May 30, 2016		May 30, 2016
Total available capacity			$ 500,000,000		$ 500,000,000
30 day Eurodollar (LIBOR) Rate	[7]				0.17%
Eurodollar Margin	[7]				2.25%
Base Rate	[7]				3.25%
Base Rate Margin	[7]				1.25%
Commitment Fee (unused portion)			0.00%	[8]	0.00%	[7]
Letter of Credit Facilities
Credit Facility
Total Capacity			$ 2,035,000,000		$ 2,035,000,000
Amount borrowed as of December 31, 2014			0		0
Outstanding Letters of Credit			56,000,000		496,000,000
Available Capacity			$ 1,979,000,000		$ 1,539,000,000
Minimum | Letter of Credit Facilities
Credit Facility
Letters of Credit outstanding fees			0.40%		0.40%
Maximum | Letter of Credit Facilities
Credit Facility
Letters of Credit outstanding fees			1.00%		1.05%

[1]	Borrowing base is the lesser of the amount of the periodically adjusted borrowing base or the agreement’s total capacity of $3.0 billion.
[2]	Borrowing base is the lesser of the amount of the periodically adjusted borrowing base or the agreement’s total capacity of $3.0 billion.
[3]	We can elect the interest rate to apply to the facility between a base rate plus the base rate margin, or a Eurodollar rate, for the applicable term, plus the Eurodollar margin at the time of the borrowing. The applicable margin on the Revolving Credit Facility varies primarily based upon our credit ratings. Letters of credit outstanding under the Revolving Credit Facility incur fees at the Eurodollar margin rate.
[4]	We can elect the interest rate to apply to the facility between a base rate plus the base rate margin, or a Eurodollar rate, for the applicable term, plus the Eurodollar margin at the time of the borrowing. The applicable margin on the Revolving Credit Facility varies primarily based upon our credit ratings. Letters of credit outstanding under the Revolving Credit Facility incur fees at the Eurodollar margin rate.
[5]	TLLP has the option to elect if the borrowings will bear interest at either, a base rate plus the base rate margin or a Eurodollar rate, for the applicable period, plus the Eurodollar margin at the time of the borrowing. The applicable margin varies based upon a certain leverage ratio, as defined by the TLLP Revolving Credit Facility. TLLP incurs commitment fees for the unused portion of the TLLP Revolving Credit Facility. Letters of credit outstanding under the Revolving Credit Facility incur fees at the Eurodollar margin rate.
[6]	TLLP has the option to elect if the borrowings will bear interest at either, a base rate plus the base rate margin or a Eurodollar rate, for the applicable period, plus the Eurodollar margin at the time of the borrowing. The applicable margin varies based upon a certain leverage ratio, as defined by the TLLP Revolving Credit Facility. TLLP incurs commitment fees for the unused portion of the TLLP Revolving Credit Facility. Letters of credit outstanding under the TLLP Revolving Credit Facility incur fees at the Eurodollar margin rate.
[7]	We can elect the interest rate to apply to the facility between a base rate plus the base rate margin, or a Eurodollar rate, for the applicable term, plus the Eurodollar margin at the time of the borrowing.
[8]	We can elect the interest rate to apply to the facility between a base rate plus the base rate margin, or a Eurodollar rate, for the applicable term, plus the Eurodollar margin at the time of the borrowing.